Supplemental Equity and Comprehensive Income Information (Detail 3) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended			3 Months Ended		6 Months Ended
	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 30, 2009 USD ($)	Jun. 30, 2009 USD ($)	Mar. 31, 2009 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Mar. 31, 2010 Sumitomo 3M Limited USD ($)	Mar. 31, 2010 Sumitomo 3M Limited JPY (¥)	Dec. 31, 2009 Sumitomo 3M Limited USD ($)
Transactions with Sumitomo 3M
3M's effective ownership before transaction												71.50%	71.50%	75.00%
3M's effective ownership after transaction												75.00%	75.00%	71.50%
Increase in noncontrolling interest														$ 81
Cash paid to acquire additional shares (approximately $63 million in USD)												63	5,800
Note payable issued to Sumitomo Electric Industries (approximately $188 million in USD)												188	17,400
Purchase of subsidiary shares including other transfers from noncontrolling interest				278
Net income attributable to 3M	928	1,106	1,121	930	935	957	783	518	4,085	3,193	3,460
Transfer to noncontrolling interest										(81)
Transfers from noncontrolling interest			24	22					43
Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from (to) noncontrolling interest									$ 4,128	$ 3,112